Note 4 - Discontinued Operations (Details Textual) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 09, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 30, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Consideration			$ 3,837,783				$ 3,837,783	$ 3,837,783
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				$ 1,177,742			$ 1,177,742	1,177,742
Shared Wireless Business [Member]
Asset Purchase Agreement, Term	3 years
Asset Purchase Agreement, Cancellation Notice	60 days
Disposal Group, Including Discontinued Operation, Assets	$ 2,660,041
Disposal Group, Including Discontinued Operation, Consideration	$ 3,837,783
Asset Impairment and Other Charges				1,585,319
Estimated Costs to Settle Lease Obligations				453,403
Impairment of Long-Lived Assets Held-for-use				528,364
Write off of Security Deposits				110,500
Accelerated Expensing of Deferred Acquistion Costs				$ 493,052
Reduction in Accrual for Terminated Lease Obligations					$ 1,244,284
Cost of Terminating Leases, Included in Infrastructure and Access								453,403		$ 3,284,467
Estimated Liability Related to Lease Termination, Reduction									$ 1,557,626
Estimated Liability Related to Lease Termination								$ 1,240,000